Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	December 31, 2025	December 31, 2024
Trade suppliers	$92,283	$58,067
Payroll and labour related liabilities	25,688	19,086
Value added tax, royalty and other tax payable	10,692	8,505
Cash-settled equity awards (Note 15(b) and (c))	20,615	8,460
Provision for rehabilitation and closure costs (Note 13)	3,768	6,766
Other accrued liabilities	1,078	1,002
	$154,124	$101,886
.